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                                SUPPLEMENT TO THE
                            SCHWAB MARKETTRACK GROWTH
                                  PORTFOLIO II
                                PROSPECTUS DATED
                                 APRIL 30, 2002

                            Effective May 6, 2002, the
                            underlying bond fund for the
                            Schwab MarketTrack Growth
                            Portfolio II changed its name
                            from Schwab Total Bond Market
                            Index Fund to Schwab Total
                            Bond Market Fund.

                            Please retain this supplement
                            for future reference.

                            (August 9, 2002)